Consolidated Statements of Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest income:
Interest and fees on loans	$ 42,314	$ 43,301	$ 38,654
Interest on due from banks	127	213	304
Interest on federal funds sold	204	331	0
Interest on investment securities:
U.S. Government sponsored enterprises	2,361	2,670	2,333
States and political subdivisions	2,691	2,915	3,877
Other	261	171	182
Total interest income	47,958	49,601	45,350
Interest expense:
NOW, MMDA & savings deposits	1,962	1,596	769
Time deposits	947	909	472
FHLB borrowings	357	205	0
Junior subordinated debentures	370	844	790
Other	200	203	115
Total interest expense	3,836	3,757	2,146
Net interest income	44,122	45,844	43,204
Provision for (reduction of) loan losses	4,259	863	790
Net interest income after provision for loan losses	39,863	44,981	42,414
Non-interest income:
Service charges	3,528	4,576	4,355
Other service charges and fees	742	714	705
Gain on sale of securities	2,639	226	15
Mortgage banking income	2,469	1,264	851
Insurance and brokerage commissions	897	877	824
Appraisal management fee income	6,754	4,484	3,206
Gain (loss) on sales and write-downs of other real estate	(47)	(11)	17
Miscellaneous	5,932	5,609	6,193
Total non-interest income	22,914	17,739	16,166
Non-interest expense:
Salaries and employee benefits	23,538	23,238	21,530
Occupancy	7,933	7,364	7,170
Professional fees	1,580	1,490	1,525
Advertising	787	1,021	922
Debit card expense	1,012	890	994
FDIC insurance	263	119	328
Appraisal management fee expense	5,274	3,421	2,460
Other	8,544	7,974	7,645
Total non-interest expense	48,931	45,517	42,574
Earnings before income taxes	13,846	17,203	16,006
Income tax expense	2,489	3,136	2,624
Net earnings	$ 11,357	$ 14,067	$ 13,382
Basic net earnings per share	$ 1.95	$ 2.37	$ 2.23
Diluted net earnings per share	1.95	2.36	2.22
Cash dividends declared per share	$ 0.75	$ 0.66	$ 0.52